Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 985
2022	985
2023	985
2024	985
Total	3,941
Less: amount representing interest	358
Present value of future minimum lease payments	3,583
Less: Current obligations	834
Long-term obligations	$ 2,749